Interest-bearing loans and borrowings - Narrative (Details)		6 Months Ended
	Dec. 04, 2023 USD ($) T	Jun. 30, 2024 USD ($) vessel	Jun. 30, 2024 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Mar. 18, 2022 USD ($)	Oct. 01, 2018 EUR (€)	Sep. 30, 2018 EUR (€)	Jun. 06, 2017 EUR (€)
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 2,402,035,000		$ 930,713,000
Suezmax Cedar
Disclosure of detailed information about borrowings [line items]
Property plant and equipment, boat carrying capacity | T	157,310
Forward exchange contracts
Disclosure of detailed information about borrowings [line items]
Derivative financial liabilities		(300,000)
Unsecured note due 2026 with fixed coupon rate 6.25%
Disclosure of detailed information about borrowings [line items]
Notional Value		200,000,000		200,000,000		$ 200,000,000
Borrowings		200,000,000		200,000,000
Treasury notes
Disclosure of detailed information about borrowings [line items]
Notional Value | €							€ 150,000,000	€ 50,000,000	€ 50,000,000
Borrowings		$ 79,400,000	€ 74,200,000	$ 87,800,000	€ 79,100,000
Treasury notes | Euro interbank offered rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis		0.60%	0.60%
Sale and leaseback agreement
Disclosure of detailed information about borrowings [line items]
Bareboat leaseback contract duration	14 years
Bareboat contract average daily rate per vessel	$ 13,590
Leaseback agreement, seller credit payable upon sale	153,800,000
Purchase obligation	$ 7,390,000
Sale and leaseback agreement | Suezmax Cypress
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 147,400,000
Sale and leaseback agreement | Suezmax Cedar
Disclosure of detailed information about borrowings [line items]
Bareboat leaseback contract duration	14 years
Sale and leaseback agreement | Newbuilds
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 344,500,000
Sale and leaseback agreement | Newbuilds | Minimum
Disclosure of detailed information about borrowings [line items]
Bareboat leaseback contract duration		10 years
Sale and leaseback agreement | Newbuilds | Maximum
Disclosure of detailed information about borrowings [line items]
Bareboat leaseback contract duration		15 years
Sale and leaseback agreement | Dry bulk vessels
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 6,400,000
Bareboat leaseback contract duration		10 years
Number Of bareboat-in vessels | vessel		2
Sale and leaseback agreement | Vessels | Suezmax Cypress
Disclosure of detailed information about borrowings [line items]
Property plant and equipment, boat carrying capacity | T	157,310
Sale and leaseback agreement | Vessels | Suezmax Cedar
Disclosure of detailed information about borrowings [line items]
Property plant and equipment, boat carrying capacity | T	157,310
Sale and leaseback agreement | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	4.35%
Sustainability saving adjustment	0.0010
Sale and leaseback agreement | SOFR | Newbuilds | Minimum
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis		2.00%	2.00%
Sale and leaseback agreement | SOFR | Newbuilds | Maximum
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis		4.21%	4.21%
Sale and leaseback agreement | SOFR | Dry bulk vessels
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis		2.45%	2.45%